Group balance sheet - USD ($) $ in Millions		Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Goodwill		$ 821	$ 922
Intangible assets		2,502	2,637
Property, plant and equipment		55,836	57,372
Investments in equity accounted units		3,849	3,971
Inventories		183	139
Deferred tax assets		3,165	3,102
Trade and other receivables		1,968	1,716
Tax recoverable		4	5
Other financial assets		1,048	635
Total non-current assets		69,376	70,499
Current assets
Inventories		3,620	3,463
Trade and other receivables		2,448	3,027
Tax recoverable		133	116
Other financial assets		2,683	2,670
Cash and cash equivalents		6,269	8,027
Total current assets		15,153	17,303
Total assets		84,529	87,802
Current liabilities
Borrowings and other financial liabilities		(645)	(1,372)
Trade and other payables		(6,194)	(6,480)
Tax payable		(1,081)	(1,874)
Provisions including post-retirement benefits		(1,480)	(1,399)
Total current liabilities		(9,400)	(11,125)
Non-current liabilities
Borrowings and other financial liabilities		(13,473)	(13,341)
Trade and other payables		(752)	(794)
Tax payable		(420)	(376)
Deferred tax liabilities		(2,905)	(3,220)
Provisions including post-retirement benefits		(13,923)	(13,704)
Total non-current liabilities		(31,473)	(31,435)
Total liabilities		(40,873)	(42,560)
Net assets		43,656	45,242
Capital and reserves
Share premium account		4,314	4,313
Other reserves		8,370	9,177
Retained earnings		22,960	23,387
Equity attributable to owners of Rio Tinto		39,224	40,532
Attributable to non-controlling interests		4,432	4,710
Total equity		43,656	45,242
Rio Tinto Plc
Capital and reserves
Share capital	[1]	207	207
Rio Tinto Limited
Capital and reserves
Share capital	[1]	$ 3,373	$ 3,448

[1]	At 30 June 2020, Rio Tinto plc had 1,246.7 million ordinary shares in issue and held by the public, and Rio Tinto Limited had 371.2 million shares in issue and held by the public. There were no cross holdings of shares between Rio Tinto Limited and Rio Tinto plc at 30 June 2020 (31 December 2019: nil).